Combined Pro Forma Information (Detail) (Motel 168, CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Motel 168
Business Acquisition [Line Items]
Net revenues	4,753,563	4,599,322
Income from operations	290,302	635,700
Net income	255,998	306,948
Basic	2.84	3.45
Diluted	0.23	3.29